Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INSTITUTIONAL TRUST
SUPPLEMENT DATED JUNE 4, 2021
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED DECEMBER 29, 2020, OF
WESTERN ASSET SELECT TAX FREE RESERVES (THE “FUND”)

Effective August 6, 2021, the Fund will no longer operate in a master-feeder arrangement, and will make direct investments consistent with its investment strategy instead of investing all of its investable assets in Tax Free Reserves Portfolio, a series of Master Portfolio Trust (the “Master Fund”). Accordingly, effective August 6, 2021, all references to the master-feeder arrangement between the Fund and the Master Fund, including all references to the Fund investing in or via the Master Fund, are removed from the Summary Prospectus, Prospectus and SAI.
Other than discontinuing the master-feeder arrangement, there will be no change to the investment objective, strategies or policies of the Fund. In addition, there is no anticipated change in the Fund’s expense ratio as a result of discontinuing the master-feeder arrangement.

Western Asset Select Tax Free Reserves
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LEGG MASON PARTNERS INSTITUTIONAL TRUST
SUPPLEMENT DATED JUNE 4, 2021
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED DECEMBER 29, 2020, OF
WESTERN ASSET SELECT TAX FREE RESERVES (THE “FUND”)

Effective August 6, 2021, the Fund will no longer operate in a master-feeder arrangement, and will make direct investments consistent with its investment strategy instead of investing all of its investable assets in Tax Free Reserves Portfolio, a series of Master Portfolio Trust (the “Master Fund”). Accordingly, effective August 6, 2021, all references to the master-feeder arrangement between the Fund and the Master Fund, including all references to the Fund investing in or via the Master Fund, are removed from the Summary Prospectus, Prospectus and SAI.
Other than discontinuing the master-feeder arrangement, there will be no change to the investment objective, strategies or policies of the Fund. In addition, there is no anticipated change in the Fund’s expense ratio as a result of discontinuing the master-feeder arrangement.